CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jan. 23, 2016	Jan. 24, 2015	Jan. 23, 2016	Jan. 24, 2015
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (22.6)	$ 8.7	$ (40.7)	$ 62.2
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(4.0)	(5.9)	(2.8)	(8.3)
Total other comprehensive loss	(4.0)	(5.9)	(2.8)	(8.3)
Total comprehensive (loss) income	$ (26.6)	$ 2.8	$ (43.5)	$ 53.9